Balance Sheet Components (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses and other current liabilities
Accrued bonuses, commissions and wages	$ 7,599	$ 4,737	$ 1,715
Liability for employee stock purchase plan	2,077
Accrued vacation	1,935	1,502	936
Liability payable for unvested stock options exercises	652	523	271
Accrued legal, consulting and audit fees	625	282	343
Accrued sales taxes	311	543	348
Accrued marketing expenses	1,132	395	199
Accrued other	1,140	963	654
Total	15,471	8,945	4,466
Changes in accumulated other comprehensive income
Beginning balance	145		119
Other comprehensive income before reclassifications	(24)
Ending balance	121		119
Foreign Currency Items
Changes in accumulated other comprehensive income
Beginning balance	145
Other comprehensive income before reclassifications	(24)
Ending balance	$ 121